OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER LONG-TERM LIABILITIES.
Schedule of other long-term liabilities

December 31,	2014	2013
(millions of Canadian dollars)
Future removal and site restoration liabilities (Note 5)	757	929
Derivative liabilities (Note 23)	2,078	1,395
Pension and OPEB liabilities (Note 25)	584	264
Asset retirement obligations (Note 18)	132	24
Environmental liabilities	70	28
Other	420	298
	4,041	2,938